UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MONEY FUNDS, INC.

SEMI-ANNUAL REPORT   |   JUNE 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

After a four-year period of accommodative monetary policy, which saw the Federal Reserve Bank (“Fed”) lower its target for the key federal funds ratei to a four-decade low, the Fed reversed course in late June to what many observers believe will be a protracted period of monetary tightening, or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies it.

The Fed’s increase in the federal funds rate, to 1.25% at the end of June, was widely anticipated. Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period. In particular, evidence of renewed job growth, the one missing piece from the economic recovery, led rates higher in the spring.

Given the manager’s view that the economy appeared to be firing on all cylinders this spring, the pick-up in inflation, and the Fed’s comments this year about interest rates, the manager of the Smith Barney Money Funds, Inc. — Cash Portfolio and Government Portfolio, shortened the portfolios’ average maturities. If rates were to continue to rise, this investment approach could help the manager move faster in rolling over proceeds from maturing securities into potentially higher-yielding money market instruments. In the Cash Portfolio, the manager strategically allocated assets among commercial paper, foreign and domestic bank and government-agency money market obligations. The Government Portfolio held concentrations in U.S. Agencies and Treasuries.

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Within this environment, the fund performed as follows:

SMITH BARNEY MONEY FUNDS

CLASS A SHARES YIELDS

AS OF JUNE 30, 2004

	Cash Portfolio	Government Portfolio

Seven-day current yield	0.62%	0.58%

Seven-day effective yield	0.62%	0.58%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary and performance of other share classes may differ.

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. For Cash Portfolio, the seven-day current and effective yields for Class C shares were 0.62% and for Class Y shares, were 0.72%, as of this same date. For Government Portfolio, the seven-day current and effective yields for Class C shares were 0.50% and 0.51%, respectively, and for Class Y shares, were 0.70%, as of this same date. With respect to Government Portfolio Class C shares, both yields include an expense reimbursement. This arrangement may be terminated at any time. In the absence of the expense reimbursement, the seven-day current and effective yields would have been 0.49% for Government Portfolio Class C shares. In the cases where the current and effective yields are the same, it is due to rounding.

Performance Review

As of June 30, 2004, the seven-day current yield for Class A shares of the Smith Barney Money Funds, Inc. — Cash Portfolio was 0.62% and its seven-day effective yield, which reflects compounding, was 0.62%. On this date, the seven-day current yield and seven-day effective yield for Class A shares of the Smith Barney Money Funds, Inc. — Government Portfolio were 0.58% and 0.58%, respectively. These numbers are the same due to rounding. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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Special Shareholder Notice

Effective December 5, 2003, the Retirement Portfolio was reorganized into the Smith Barney Money Funds, Inc. — Cash Portfolio.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and their affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

3       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited)	June 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES — 5.6%
$77,177,000	Federal Home Loan Bank matures 12/27/04	1.73%	$76,516,965
801,180,000	Federal National Mortgage Association mature 7/28/04 to 5/23/05	1.07 to 1.74	798,716,276
150,000,000	Federal National Mortgage Association matures 10/3/05†	0.98	149,876,934
	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES (Cost — $1,025,110,175)		1,025,110,175
COMMERCIAL PAPER — 49.1%
208,275,000	ABN AMRO N.A. Finance Inc. mature 8/12/04 to 9/22/04	1.07 to 1.51	207,854,256
265,989,000	Amstel Funding Corp. mature 7/27/04 to 8/11/04	1.06 to 1.10	265,763,050
50,000,000	Aquinas Funding LLC matures 12/20/04	1.82	49,570,000
33,467,000	Asset Portfolio Funding matures 9/22/04	1.51	33,351,260
93,303,000	Atlantic Asset Securitization matures 7/26/04	1.32	93,217,472
72,747,000	Atlantis One Funding Corp. mature 8/12/04 to 12/13/04	1.09 to 1.82	72,496,337
263,310,000	Atomium Funding Corp. mature 7/7/04 to 9/15/04	1.08 to 1.51	262,826,358
100,000,000	Bank of America Corp. matures 7/9/04	1.10	99,975,778
35,000,000	Beethoven Funding Corp. matures 7/6/04	1.14	34,994,458
88,557,000	Brahms Funding Corp. matures 7/1/04	1.65	88,557,000
266,399,000	Bryant Park Funding LLC mature 7/1/04 to 7/16/04	1.09 to 1.27	266,349,791
223,311,000	Cancara Asset Securitization Ltd. mature 7/14/04 to 7/29/04	1.20 to 1.30	223,131,589
75,000,000	Credit Agricole Indosuez matures 9/21/04	1.08	75,008,458
88,395,000	Crown Point Capital Co. matures 9/21/04	1.09	88,177,548
85,000,000	CS First Boston NY matures 7/1/04	1.05	85,000,000
328,500,000	Danske Corp. mature 7/7/04 to 8/23/04	1.09 to 1.11	328,162,236
50,000,000	Eiffel Funding LLC matures 9/21/04	1.51	49,829,167
58,591,000	Fairway Finance Corp. matures 8/25/04	1.09	58,494,325
74,750,000	Falcon Asset Securitization Corp. matures 7/1/04	1.06	74,750,000
47,430,000	Fenway Funding LLC mature 7/1/04 to 7/2/04	1.10 to 1.14	47,429,303
39,855,000	Galleon Capital LLC matures 7/7/04	1.09	39,847,760
200,000,000	General Electric Capital Corp. mature 8/2/04 to 8/3/04	1.08	199,805,000
433,796,000	Georgetown Funding Co. LLC mature 7/1/04 to 9/20/04	1.10 to 1.51	433,381,182

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER — 49.1% (continued)
$115,062,000	Giro Balanced-Funding Corp. mature 7/14/04 to 7/15/04	1.23%	$115,010,112
338,746,000	Giro Multi-Funding Corp. mature 7/20/04 to 9/15/04	1.26 to 1.50	338,301,387
200,000,000	Grampian Funding LLC mature 7/16/04 to 9/27/04	1.10	199,688,139
188,000,000	Greyhawk Funding LLC mature 7/26/04 to 9/20/04	1.27 to 1.56	187,539,767
214,825,000	Hannover Funding Co. LLC mature 7/8/04 to 7/21/04	1.16 to 1.27	214,700,469
175,000,000	HBOS Treasury Services PLC mature 7/13/04 to 8/24/04	1.04 to 1.10	174,842,708
20,300,000	K2 USA LLC matures 9/22/04	1.51	20,229,796
150,000,000	KBC Financial Products International Ltd. matures 7/14/04	1.08	149,941,500
215,400,000	Lake Constance Funding LLC mature 7/13/04 to 9/22/04	1.18 to 1.51	215,086,882
359,406,000	Main Street Warehouse Funding mature 7/19/04 to 7/23/04	1.29 to 1.32	359,145,856
74,622,000	Mane Funding Corp. matures 7/20/04	1.24	74,573,164
303,350,000	Mica Funding LLC mature 7/16/04 to 9/10/04	1.27 to 1.51	302,744,465
75,000,000	Mitten GMAC Mortgage Corp. matures 8/3/04	1.37	74,905,813
182,500,000	Moat Funding LLC mature 7/7/04 to 8/24/04	1.05 to 1.35	182,311,033
100,000,000	Morgan Stanley matures 7/16/04	1.18	99,950,833
425,750,000	Nationwide Building Society mature 7/9/04 to 9/10/04	1.09 to 1.36	425,064,456
55,070,000	Nieuw Amsterdam Receivables Corp. matures 7/22/04	1.35	55,026,632
266,938,000	Paradigm Funding LLC mature 7/1/04 to 7/19/04	1.12 to 1.50	266,875,409
193,281,000	Polonius Inc. mature 7/15/04 to 7/26/04	1.07 to 1.13	193,182,504
90,421,000	Regency Markets No. 1 LLC mature 7/14/04 to 7/16/04	1.23 to 1.25	90,378,324
271,597,000	Scaldis Capital LLC mature 7/7/04 to 12/10/04	1.11 to 1.82	270,943,828
85,337,000	Solitaire Funding LLC matures 9/23/04	1.53	85,034,338
110,000,000	Stanfield Victoria Funding LLC mature 9/8/04 to 9/21/04	1.51	109,654,167
280,000,000	Surrey Funding Corp. mature 7/16/04 to 7/20/04	1.22 to 1.23	279,832,317
34,567,000	Tasman Funding LLC matures 7/22/04	1.26	34,541,593
193,626,000	Thames Asset Global Securities mature 7/19/04 to 8/16/04	1.26 to 1.35	193,459,654

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER — 49.1% (continued)
$207,313,000	Three Pillars Funding Corp. mature 7/1/04 to 7/12/04	1.15% to 1.55%	$207,267,728
166,665,000	Thunder Bay Funding LLC mature 7/6/04 to 9/21/04	1.09 to 1.51	166,270,411
344,006,000	Ticonderoga Funding LLC mature 7/6/04 to 7/21/04	1.09 to 1.27	343,839,666
75,000,000	Toronto-Dominion Holdings matures 7/19/04	1.21	74,954,625
334,524,000	Victory Receivables Corp. mature 7/6/04 to 7/15/04	1.08 to 1.23	334,383,706
50,184,000	Yorktown Capital LLC matures 7/20/04	1.27	50,150,363
	TOTAL COMMERCIAL PAPER (Cost — $9,067,803,973)		9,067,803,973
PROMISSORY NOTE — 1.1%
200,000,000	Goldman Sachs Group Inc. matures 1/19/05† (Cost — $200,000,000)	1.31	200,000,000
MEDIUM-TERM NOTES — 10.6%
220,000,000	Blue Heron Funding Ltd. mature 2/23/05 to 5/27/05†	1.33 to 1.37	220,000,000
100,000,000	CS First Boston NY matures 7/6/04†	1.09	100,000,000
300,000,000	General Electric Capital Corp. matures 7/15/05†	1.36	300,000,000
75,000,000	Harrier Finance matures 5/16/05†	1.24	74,979,779
100,000,000	K2 USA LLC matures 12/13/04†	1.17	99,991,033
150,000,000	Links Finance LLC mature 7/22/04 to 7/28/04†	1.26 to 1.30	149,997,951
200,000,000	Morgan Stanley Dean Witter matures 7/1/04†	1.45	200,000,000
50,000,000	Premier Asset Collateralized Entity LLC matures 2/15/05†	1.22	49,993,709
210,000,000	Sigma Finance Inc. mature 7/15/04 to 11/12/04†	1.03 to 1.25	209,992,275
118,000,000	Stanfield Victoria Funding LLC mature 7/7/04 to 7/15/04†	1.12 to 1.22	117,999,713
50,000,000	Tango Finance Corp. matures 7/26/04†	1.28	49,999,337
100,000,000	WhistleJacket Capital LLC matures 11/29/04†	1.16	99,993,878
278,000,000	White Pine Finance LLC mature 8/16/04 to 4/13/05†	1.16 to 1.29	277,958,774
	TOTAL MEDIUM-TERM NOTES (Cost — $1,950,906,449)		1,950,906,449

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

CASH PORTFOLIO
FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
CERTIFICATE OF DEPOSIT — 2.6%
$484,850,000	Wells Fargo Bank N.A. mature 7/15/04 to 8/2/04 (Cost — $484,850,000)	1.15% to 1.32%	$484,850,000
FOREIGN CERTIFICATES OF DEPOSIT — 23.8%
115,000,000	ABN AMRO Bank NV mature 7/15/04 to 7/20/04	1.07 to 1.09	115,000,400
236,000,000	Barclays Bank PLC mature 8/11/04 to 9/15/04	1.07 to 1.24	235,997,576
60,000,000	BNP Paribas matures 9/14/04	1.46	59,996,190
332,200,000	Calyon NY mature 7/1/04 to 12/28/04	1.06 to 1.78	332,161,980
185,000,000	Canadian Imperial Bank of Commerce NY mature 7/15/04 to 8/10/04	1.07 to 1.30	185,000,000
100,000,000	Credit Agricole Indosuez matures 12/31/04	1.22	100,024,682
100,000,000	Credit Lyonnais Bank matures 8/26/04	1.09	100,000,000
205,000,000	CS First Boston NY mature 7/6/04 to 7/26/04	1.06 to 1.24	205,000,000
300,000,000	DEPFA Bank PLC mature 7/13/04 to 9/21/04	1.11 to 1.49	300,000,000
468,200,000	Dexia Bank NY mature 7/23/04 to 8/31/04	1.06 to 1.40	468,199,999
404,900,000	Fortis Bank NY mature 7/23/04 to 8/24/04	1.29 to 1.34	404,890,607
310,000,000	HBOS Treasury Services PLC NY mature 7/23/04 to 9/27/04	1.08 to 1.37	309,969,943
75,000,000	Landesbank Hessen-Thurin matures 8/13/04	1.10	75,000,211
155,000,000	Lloyds TSB Bank PLC NY mature 8/31/04 to 12/21/04	1.06 to 1.76	155,009,873
132,500,000	Nordea Bank Finland PLC NY mature 9/7/04 to 9/15/04	1.07 to 1.08	132,501,520
60,000,000	Rabobank Nederland NV NY matures 8/16/04	1.28	60,001,530
135,000,000	Sanpaolo IMI S.p.A. London matures 9/21/04	1.49	135,000,000
180,000,000	Societe Generale matures 9/14/04	1.47	179,984,966
133,000,000	Svenska Handelsbanken NY mature 8/9/04 to 8/23/04	1.09 to 1.10	133,000,373
310,225,000	Toronto Dominion Bank NY mature 7/15/04 to 9/30/04	1.07 to 1.32	310,235,278
109,700,000	UBS AG Stamford CT matures 8/11/04	1.26	109,686,759
295,000,000	Unicredito Italiano S.p.A. mature 7/21/04 to 9/21/04	1.08 to 1.49	294,995,725
	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost — $4,401,657,612)		4,401,657,612

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

CASH PORTFOLIO
FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
TIME DEPOSITS — 7.2%
$449,855,000	BNP Paribas matures 7/1/04	1.50%	$449,855,000
100,000,000	Dexia Bank/Cayman Islands matures 7/1/04	1.50	100,000,000
289,917,000	Royal Bank of Canada matures 7/1/04	1.50	289,917,000
199,867,000	Societe Generale matures 7/1/04	1.50	199,867,000
283,709,000	State Street Bank & Trust matures 7/1/04	1.50 to 1.52	283,709,000
	TOTAL TIME DEPOSITS (Cost — $1,323,348,000)		1,323,348,000
	TOTAL INVESTMENTS — 100.0% (Cost — $18,453,676,209*)		$18,453,676,209
†	Variable interest rate.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2004

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES — 96.8%
$494,535,000	Federal Farm Credit Bank mature 8/24/04 to 12/14/05	1.01% to 1.19%	$494,234,621
480,379,000	Federal Home Loan Bank mature 7/21/04 to 12/27/04	0.96 to 1.73	479,457,727
796,707,000	Federal Home Loan Mortgage Corp. mature 7/6/04 to 9/9/05	1.02 to 1.75	795,556,964
800,939,000	Federal National Mortgage Association mature 7/2/04 to 10/3/05	1.02 to 1.73	800,120,503
22,000,000	U.S. Treasury Bill matures 8/26/04	1.06	21,963,896
	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES (Cost — $2,591,333,711)		2,591,333,711
REPURCHASE AGREEMENT — 3.2%
86,291,000	Goldman, Sachs & Co. dated 6/30/04, 1.50% due 7/1/04; Proceeds at maturity — $86,294,595; (Fully collateralized by U.S. Treasury Bonds and Notes, 4.250% to 10.375% due 2/15/07 to 11/15/12; Market value — $87,067,728) (Cost — $86,291,000)		86,291,000
	TOTAL INVESTMENTS — 100.0% (Cost — $2,677,624,711*)		$2,677,624,711
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)	June 30, 2004

	Cash Portfolio	Government Portfolio
ASSETS:
Investments, at amortized cost	$18,453,676,209	$2,677,624,711
Cash	927	263
Receivable for Fund shares sold	282,775,314	23,026,595
Interest receivable	11,164,375	823,979
Deferred compensation	435,118	64,608
Prepaid expenses	263,831	121,391

Total Assets	18,748,315,774	2,701,661,547

LIABILITIES:
Payable for Fund shares reacquired	474,714,679	42,181,576
Payable for securities purchased	300,192,812	49,572,389
Management fees payable	5,567,441	960,420
Dividends payable	4,461,623	648,258
Distribution plan fees payable	492,455	73,592
Deferred compensation payable	435,118	64,608
Accrued expenses	1,497,761	85,148

Total Liabilities	787,361,889	93,585,991

Total Net Assets	$17,960,953,885	$2,608,075,556

NET ASSETS:
Par value of capital shares (50,000,000,000, 10,000,000,000 shares authorized, respectively; par value $0.01 per share)	$179,607,208	$26,080,325
Capital paid in excess of par value	17,781,113,559	2,581,952,219
Accumulated net realized gain from investment transactions	233,118	43,012

Total Net Assets	$17,960,953,885	$2,608,075,556

Shares Outstanding:
Class A	17,862,806,223	2,607,627,394

Class C	250,548	15,194

Class Y	97,663,992	389,954

Net Asset Value, per class	$1.00	$1.00

See Notes to Financial Statements.

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Statements of Operations (unaudited)

For the Six Months Ended June 30, 2004

	Cash Portfolio	Government Portfolio
INVESTMENT INCOME:
Interest	$107,182,172	$15,520,964

EXPENSES:
Management fees (Note 3)	36,207,915	6,077,253
Distribution plan fees (Note 3)	9,657,201	1,423,838
Transfer agency services (Note 5)	9,568,811	257,141
Custody	428,964	37,559
Registration fees	178,874	40,973
Shareholder communications (Note 5)	124,060	5,898
Directors’ fees	81,547	6,706
Audit and legal	45,026	17,548
Other	124,115	12,138

Total Expenses	56,416,513	7,879,054
Less: Management fee waiver and expense reimbursement (Note 3)	(178,086)	(3,866)

Net Expenses	56,238,427	7,875,188

Net Investment Income	50,943,745	7,645,776

Net Realized Gain From Investment Transactions	43,993	23,626

Increase in Net Assets From Operations	$50,987,738	$7,669,402

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Cash Portfolio	2004	2003
OPERATIONS:
Net investment income	$50,943,745	$141,273,647
Net realized gain	43,993	189,125

Increase in Net Assets From Operations	50,987,738	141,462,772

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 6):
Net investment income	(50,943,745)	(141,273,647)

Decrease in Net Assets From Distributions to Shareholders	(50,943,745)	(141,273,647)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	49,665,980,980	86,286,428,316
Net asset value of shares issued for reinvestment of dividends	44,960,576	137,283,219
Net asset value of shares issued in connection with the transfer of the Smith Barney Money Funds, Inc. — Retirement Portfolio’s net assets (Note 8)	—	646,749,540
Cost of shares reacquired	(51,388,112,242)	(90,616,867,506)

Decrease in Net Assets From Fund Share Transactions	(1,677,170,686)	(3,546,406,431)

Decrease in Net Assets	(1,677,126,693)	(3,546,217,306)
NET ASSETS:
Beginning of period	19,638,080,578	23,184,297,884

End of period	$17,960,953,885	$19,638,080,578

See Notes to Financial Statements.

12        Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

Government Portfolio	2004	2003
OPERATIONS:
Net investment income	$7,645,776	$19,792,678
Net realized gain	23,626	26,082

Increase in Net Assets From Operations	7,669,402	19,818,760

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 6):
Net investment income	(7,645,776)	(19,792,678)
Net realized gains	—	(6,696)

Decrease in Net Assets From Distributions to Shareholders	(7,645,776)	(19,799,374)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	4,987,964,783	9,903,440,532
Net asset value of shares issued for reinvestment of dividends	6,816,559	19,286,025
Cost of shares reacquired	(5,177,490,803)	(10,516,977,932)

Decrease in Net Assets From Fund Share Transactions	(182,709,461)	(594,251,375)

Decrease in Net Assets	(182,685,835)	(594,231,989)
NET ASSETS:
Beginning of period	2,790,761,391	3,384,993,380

End of period	$2,608,075,556	$2,790,761,391

See Notes to Financial Statements.

13        Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Smith Barney Money Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of two separate investment funds (“Funds”): the Cash Portfolio and the Government Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”); (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (g) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.	Dividends

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund’s shares on the payable date.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid annually.

14       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. As compensation for its services, the Cash and Government Portfolios pay SBFM a fee calculated at the following annual rates: 0.45% on the first $1.0 billion of each of the Fund’s average daily net assets, 0.425% on the next $1.0 billion; 0.40% on the next $3.0 billion; 0.375% on the next $5.0 billion and 0.35% on each of the Fund’s average daily net assets in excess of $10.0 billion. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2004, the Cash and the Government Portfolio’s Class A, C and Y shares had voluntary expense limitations in place of 0.70% for each class, respectively. In addition, management fees were waived and other expenses were reimbursed in order to maintain a minimum yield threshold for the Cash and Government Portfolios. This resulted in waived management fees and other expenses reimbursed of $178,086 for the Cash Portfolio and $3,866 for the Government Portfolio. These arrangements can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2004, the Funds’ paid transfer agent fees of $7,753,063 and $411,796 for the Cash and Government Portfolios, respectively, to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

4.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the

15       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2004, the Cash Portfolio did not have any repurchase agreements outstanding.

5.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, each Fund makes payments to CGM for assistance in distributing Class A and C shares calculated at an annual rate of 0.10% of the average daily net assets of each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class C
Cash Portfolio	$9,657,054	$147

Government Portfolio	1,423,831	7

For the six months ended June 30, 2004, Transfer Agency Service expenses were as follows:

	Class A	Class C	Class Y
Cash Portfolio	$9,520,705	$146	$47,960

Government Portfolio	257,125	6	10

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class C	Class Y
Cash Portfolio	$123,468	$2	$590

Government Portfolio	5,888	—	10

16       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Distributions Paid to Shareholders by Class

Cash Portfolio	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Net Investment Income
Class A	$50,640,559	$139,522,047
Class C†	776	2,519
Class Y	302,410	738,527
Class Z*	—	1,010,554

Total	$50,943,745	$141,273,647

Government Portfolio
Class A
Net investment income	$7,630,143	$19,757,661
Net realized gains	—	6,685

Total	$7,630,143	$19,764,346

Class C
Net investment income	$34	$467
Net realized gains	—	0	**

Total	$34	$467

Class Y
Net investment income	$15,599	$34,550
Net realized gains	—	11

Total	$15,599	$34,561

*	As of April 21, 2003, Class Z shares were fully redeemed.
**	Amount represents less than $1.

7.	Capital Shares

The Company offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program. Effective April 29, 2004, the Funds renamed Class L shares as Class C shares.

17       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each Fund, each at $1.00, were as follows:

Cash Portfolio	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Class A
Shares sold	49,632,248,820	86,041,295,627
Shares issued on reinvestment	44,871,626	135,909,343
Net asset value of shares issued in connection with the transfer of the Smith Barney Money Funds, Inc. — Retirement Portfolio’s net assets (Note 8)	—	646,749,540
Shares reacquired	(51,324,075,636)	(90,061,010,242)

Net Decrease	(1,646,955,190)	(3,237,055,732)

Class C†
Shares sold	13,869	97,225
Shares issued on reinvestment	647	2,512
Shares reacquired	(145,396)	(65,475)

Net Increase (Decrease)	(130,880)	34,262

Class Y
Shares sold	33,718,291	114,923,543
Shares issued on reinvestment	88,303	418,995
Shares reacquired	(63,891,210)	(50,994,850)

Net Increase (Decrease)	(30,084,616)	64,347,688

Class Z*
Shares sold	—	130,111,921
Shares issued on reinvestment	—	952,375
Shares reacquired	—	(504,796,939)

Net Decrease	—	(373,732,643)

Government Portfolio
Class A
Shares sold	4,974,878,412	9,829,329,633
Shares issued on reinvestment	6,801,051	19,251,108
Shares reacquired	(5,163,773,541)	(10,441,931,975)

Net Decrease	(182,094,078)	(593,351,234)

Class C†
Shares sold	1,548	8,682
Shares issued on reinvestment	30	414
Shares reacquired	(362)	(126,545)

Net Increase (Decrease)	1,216	(117,449)

Class Y
Shares sold	13,084,823	74,102,215
Shares issued on reinvestment	15,478	34,503
Shares reacquired	(13,716,900)	(74,919,412)

Net Decrease	(616,599)	(782,694)

†	On April 29, 2004, Class L shares were renamed as Class C shares.
*	As of April 21, 2003, Class Z shares were fully redeemed.

18       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8.	Transfer of Net Assets

On December 5, 2003, the Cash Portfolio acquired the assets and certain liabilities of Retirement Portfolio pursuant to a plan of reorganization approved by Retirement Portfolio shareholders on July 30, 2003. Total shares issued by the Cash Portfolio and the total net assets of the Retirement Portfolio and the Cash Portfolio on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Cash Portfolio	Total Net Assets of Retirement Portfolio	Total Net Assets of the Cash Portfolio
Retirement Portfolio	646,749,540	$646,749,540	$19,634,679,276

Total net assets of the Cash Portfolio immediately after the transfer were $20,281,428,816. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

9.	Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

19       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On August 12, 2004, CAM paid each Fund their allocable share of the amount described on the previous page through a waiver of their fees. The amount paid to each Fund is as follows:

Cash Portfolio	$10,527,810

Government Portfolio	661,966

10.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

20       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares
Cash Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(2)	0.003		0.007	0.013	0.037	0.058	0.046
Dividends from net investment income	(0.003)		(0.007)	(0.013)	(0.037)	(0.058)	(0.046)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.26	%‡	0.67%	1.28%	3.78%	5.98%	4.73%

Net Assets, End of Period (billions)	$18		$20	$23	$32	$55	$45

Ratios to Average Net Assets:
Expenses(2)(4)	0.58	%†	0.56%	0.62%	0.59%	0.57%	0.62%
Net investment income	0.52	†	0.68	1.27	3.93	5.84	4.63

	Class C(5) Shares
Cash Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(2)	0.003		0.007	0.013	0.037	0.058	0.047
Dividends from net investment income	(0.003)		(0.007)	(0.013)	(0.037)	(0.058)	(0.047)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.26	%‡	0.67%	1.29%	3.81%	6.01%	4.78%

Net Assets, End of Period (000s)	$251		$381	$347	$304	$193	$582

Ratios to Average Net Assets:
Expenses(2)(4)	0.58	%†	0.55%	0.61%	0.56%	0.54%	0.57%
Net investment income	0.53	†	0.67	1.28	3.53	5.58	4.70

	Class Y Shares
Cash Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(2)	0.003		0.008	0.014	0.039	0.060	0.048
Dividends from net investment income	(0.003)		(0.008)	(0.014)	(0.039)	(0.060)	(0.048)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.31	%‡	0.78%	1.45%	3.94%	6.17%	4.91%

Net Assets, End of Period (millions)	$98		$128	$63	$60	$25	$67

Ratios to Average Net Assets:
Expenses(2)(4)	0.48	%†	0.44%	0.45%	0.40%	0.38%	0.42%
Net investment income	0.62	†	0.76	1.44	3.96	5.92	4.76

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	The investment manager has waived a portion of its fees for the six months ended June 30, 2004. The per share net investment income and the actual annualized expense ratios did not change due to these waivers.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The Fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%. From time to time, the investment manager may voluntarily waive additional fees and/or reimburse additional expenses to maintain a minimum yield threshold.
(5)	On April 29, 2004, Class L shares were renamed as Class C shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

21       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares
Government Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(2)	0.003		0.006	0.012	0.036	0.057	0.045
Dividends from net investment income	(0.003)		(0.006)	(0.012)	(0.036)	(0.057)	(0.045)
Distributions from net realized gains	—		(0.000)*	—	—	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.27	%‡	0.62%	1.22%	3.67%	5.85%	4.60%

Net Assets, End of Period (billions)	$3		$3	$3	$4	$6	$5

Ratios to Average Net Assets:
Expenses(2)(4)	0.55	%†	0.56%	0.61%	0.56%	0.59%	0.61%
Net investment income	0.54	†	0.63	1.21	3.74	5.71	4.50

	Class C(5) Shares
Government Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(2)	0.002		0.006	0.012	0.036	0.057	0.045
Dividends from net investment income	(0.002)		(0.006)	(0.012)	(0.036)	(0.057)	(0.045)
Distributions from net realized gains	—		(0.000)*	—	—	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.23	%‡	0.58%	1.21%	3.68%	5.87%	4.62%

Net Assets, End of Period (000s)	$15		$14	$131	$123	$121	$113

Ratios to Average Net Assets:
Expenses(2)(4)	0.63	%†	0.61%	0.61%	0.63%	0.58%	0.59%
Net investment income	0.46	†	0.65	1.21	3.53	5.70	4.47

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	The investment manager has waived a portion of its fees for the six months ended June 30, 2004. For Class A shares, the per share net investment income and the actual annualized expense ratio did not change due to these waivers. For Class C shares if such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.001 and 0.78%, respectively.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The Fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%. From time to time, the investment manager may voluntarily waive additional fees and/or reimburse additional expenses to maintain a minimum yield threshold.
(5)	On April 29, 2004, Class L shares were renamed as Class C shares.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

22       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares
Government Portfolio	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.003		0.007	0.013	0.037	0.058	0.047
Dividends from net investment income	(0.003)		(0.007)	(0.013)	(0.037)	(0.058)	(0.047)
Distributions from net realized gains	—		(0.000)*	—	—	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.33	%‡	0.75%	1.35%	3.78%	6.02%	4.78%

Net Assets, End of Period (millions)	$1		$1	$2	$21	$20	$8

Ratios to Average Net Assets:
Expenses(2)	0.39	%†	0.44%	0.48%	0.44%	0.44%	0.45%
Net investment income	0.70	†	0.76	1.38	3.69	5.85	4.64

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	The Fund has a voluntary expense limitation. Expense ratios for each class will not exceed 0.70%. From time to time, the investment manager may voluntarily waive additional fees and/or reimburse additional expenses to maintain a minimum yield threshold.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

23       Smith Barney Money Funds, Inc.      |      2004 Semi-Annual Report

SMITH BARNEY

MONEY FUNDS, INC.

DIRECTORS

Lee Abraham

Allan J. Bloostein

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Martin R. Hanley

Vice President and Investment Officer

Kevin Kennedy

Vice President and Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

OFFICERS (continued)

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and Chief
Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Money Funds, Inc.

Cash Portfolio

Government Portfolio

The Funds are separate investment funds of the Smith Barney Money Funds, Inc., a Maryland corporation.

Beginning August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charges, upon request, by calling 1-800-451-2010 and (2) on the SEC’s web site at www.sec.gov.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charges, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC’s web site at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc.

SMITH BARNEY MONEY FUNDS, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0622 8/04	04-7049

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Money Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2004

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2004